Related Party Balances and Transactions - Additional Information (Details) $ / shares in Units, $ in Thousands											1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) ConvertiblePreferredShares $ / shares shares	Jun. 15, 2023 USD ($) shares	May 22, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jul. 07, 2022 shares	May 17, 2022 USD ($) shares	May 15, 2022 USD ($)	Jul. 07, 2021 shares	Dec. 15, 2020 USD ($) shares	Jul. 07, 2020 USD ($) shares	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) Aircrafts $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Aircrafts shares $ / shares	Dec. 31, 2021 USD ($) Aircrafts shares	Dec. 31, 2020 USD ($) shares Aircrafts $ / shares	Dec. 31, 2019 USD ($) Aircrafts $ / shares	Nov. 12, 2022 USD ($)	Apr. 07, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Principal amount	$ 15,000											$ 15,000		$ 15,000
Fair value of convertible notes	35,106	$ 9,500										35,106		35,106		$ 29,096	$ 11,681
Gain (loss) on extinguishment of debt												(389)	$ 3,959	(389)	$ 5,951	5,951	691
Maturity date				Jan. 31, 2025
Converted to shares from related party promissory note												5,260		5,260
Proceeds from related party debt														16,477	2,250	7,106
Stock issued during period, value, conversion of convertible securities												202	300	202	385	130
Other liabilities noncurrent	$ 18,546											$ 18,546		$ 18,546		$ 9,762	$ 5,909
Common stock, shares outstanding | shares	13,417,826											13,417,826		13,417,826		12,487,438	185,959,043
Temporary equity, Shares Outstanding | shares																300,623,025	249,935,596
Temporary equity value	$ 133,667											$ 133,667		$ 133,667		$ 130,667	$ 118,692
Southern Airways Corporation
Related Party Transaction [Line Items]
Gain (loss) on extinguishment of debt																(37)	0
Due to related parties	4,555											4,555		4,555		5,516	2,072
Proceeds from related party debt														2,700	0
Stock issued during period, value, conversion of convertible securities													$ 1,104		$ 1,104	1,290
Other liabilities noncurrent	$ 298											$ 298		$ 298		$ 697	$ 747
Common stock, shares outstanding | shares	373,935											373,935		373,935		364,841	336,914
Temporary equity value	$ 3,624											$ 3,624		$ 3,624		$ 3,624	$ 3,624
Convertible secured promissory note | 2020 secured promissory note agreement
Related Party Transaction [Line Items]
Principal amount																					$ 7,500
Converted to shares from related party promissory note									$ 7,600
Converted to shares from related party promissory note, shares | shares									15,110,962
2021 Convertible Note
Related Party Transaction [Line Items]
Principal amount																$ 4,500	$ 4,500
Maturity date																	Dec. 31, 2022
Common Shares
Related Party Transaction [Line Items]
Fair value of convertible notes				$ 300
Common stock discount percenatge				20.00%
Proceeds from issuance of common stock				$ 300
Common Shares | Southern Airways Corporation
Related Party Transaction [Line Items]
Stock issued during period, shares, conversion of convertible securities | shares													23,450		23,450	27,155
Common Shares | IPO
Related Party Transaction [Line Items]
Common stock discount percenatge				35.00%
Class B-2 Redeemable Convertible Preferred Shares
Related Party Transaction [Line Items]
Preferred stock convertible, conversion price | $ / shares																$ 1.7068
Temporary equity, Shares Outstanding | shares																24,194,129	24,194,129
Class B-6s Convertible Preferred Shares
Related Party Transaction [Line Items]
Extinguishment of debt, amount	$ 200															$ 500
Debt instrument, convertible, number of equity instruments	486,402															1,008,196
Preferred stock, shares outstanding | shares	83,819,163											83,819,163		83,819,163		71,478,742	70,606,523
Class B-6s Convertible Preferred Shares | 2021 Convertible Note
Related Party Transaction [Line Items]
Debt instrument, convertible, number of equity instruments | shares																17,373,521
Lam Ven | Term Notes
Related Party Transaction [Line Items]
Principal amount		$ 5,000	$ 4,600																	$ 4,500
Maturity date		Dec. 31, 2023	Dec. 31, 2023
Interest rate of term note		10.00%	10.00%
Lam Ven | Term Notes 8.25% | Term Notes
Related Party Transaction [Line Items]
Principal amount		$ 5,500
Interest rate, stated percentage		8.25%
Lam Ven | Term Notes 10.0% | Term Notes
Related Party Transaction [Line Items]
Principal amount		$ 7,100
Interest rate, stated percentage		10.00%
Lam Ven | Related Party
Related Party Transaction [Line Items]
Due to related parties	$ 100											$ 100		$ 100		$ 400	$ 90
Monthly lease payment per aircraft | $ / shares	$ 0.025											$ 0.025		$ 0.025				$ 25,000.000	$ 25,000.000
LamJam
Related Party Transaction [Line Items]
Fair value of convertible notes		$ 9,500
Common stock discount percenatge		20.00%
Maturity date		Jun. 15, 2025
Amounts of transaction		$ 6,900
Term note agreement amount		3,470
Proceeds from issuance of common stock		3,470
LamJam | Term Notes
Related Party Transaction [Line Items]
Term note agreement amount		3,500
Converted to shares from related party promissory note		$ 5,300
Converted to shares from related party promissory note, shares | shares		9,932,241
LamJam | Term Notes 8.25% | Term Notes
Related Party Transaction [Line Items]
Principal amount		$ 1,700
Interest rate, stated percentage		8.25%
LamJam | Term Notes 10.0% | Term Notes
Related Party Transaction [Line Items]
Principal amount		$ 3,500
Interest rate, stated percentage		10.00%
LamJam | IPO
Related Party Transaction [Line Items]
Common stock discount percenatge		35.00%
Park Lane
Related Party Transaction [Line Items]
Proceeds from related party debt																	$ 400
Park Lane | Park Lane SAFE
Related Party Transaction [Line Items]
Proceeds from issuance of common stock						$ 7,500
Park Lane | Class B-6s Convertible Preferred Shares
Related Party Transaction [Line Items]
Stock issued during period, shares, conversion of convertible securities | shares																	834,566
Stock issued during period, value, conversion of convertible securities																	$ 5,000
Preferred stock, shares outstanding | shares																	9,442,871
Park Lane | Related Party
Related Party Transaction [Line Items]
Number of aircrafts | Aircrafts														4				4	3
Lease agreement, extend														On June 16, 2023, the Company amended the lease agreements with Park Lane to extend the expiration date for a 6-month term of August 1, 2023 through January 31, 2024.
LamVen LLC
Related Party Transaction [Line Items]
Principal amount																			$ 2,100
Fair value of convertible notes																		$ 400
Extinguishment of debt, amount																		2,000
Gain (loss) on extinguishment of debt																		$ 1,900
LamVen LLC | LamVen SAFE Agreement
Related Party Transaction [Line Items]
Proceeds from issuance of common stock						$ 7,500
LamVen LLC | 2022 convertible note
Related Party Transaction [Line Items]
Principal amount							$ 1,300
Maturity date							Dec. 31, 2022
LamVen LLC | Class B-6s Convertible Preferred Shares
Related Party Transaction [Line Items]
Debt instrument, convertible, number of equity instruments | shares																		4,370,452
LamVen LLC | Class B-6s Convertible Preferred Shares | 2022 convertible note
Related Party Transaction [Line Items]
Debt instrument, convertible, number of equity instruments | shares						4,940,258
Skywest Airlines | Southern Airways Corporation
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares																58,163
Skywest Airlines | Skywest Note | Southern Airways Corporation
Related Party Transaction [Line Items]
Principal amount	$ 3,900											$ 3,900		$ 3,900		$ 4,200	$ 4,900
Due to related parties	1,000											1,000		$ 1,000		$ 728	$ 699
Debt instrument interest rate during period														4.00%		4.00%	4.00%
Debt instrument collateralized pledge percentage														100.00%		100.00%
Other liabilities noncurrent	5,500											5,500		$ 5,500		$ 3,500	$ 4,200
Engine reserves	$ 1,700											$ 1,700		$ 1,700		$ 900
Common stock, shares outstanding | shares	85,318											85,318		85,318		85,318
Skywest Airlines | Skywest Note | Prepaid Expenses and Other Current Assets | Southern Airways Corporation
Related Party Transaction [Line Items]
Engine reserves																$ 900	0
Skywest Airlines | Skywest Note Two | Southern Airways Corporation
Related Party Transaction [Line Items]
Principal amount	$ 2,700											$ 2,700		$ 2,700
Interest rate, stated percentage	9.00%											9.00%		9.00%
Due to related parties	$ 2,300											$ 2,300		$ 2,300
Kuzari Investor 94647 LLC | Southern Airways Corporation
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares	32,699											32,699		32,699		32,699
Temporary equity value	$ 4,600											$ 4,600		$ 4,600		$ 4,500
Dividends payable	1,400											1,400		1,400		1,200
Consulting expenses incurred												19	$ 38	38	$ 75	138	150
Consulting expenses payable	$ 0											$ 0		0		0	0
Kuzari Investor 94647 LLC | Maximum | Southern Airways Corporation
Related Party Transaction [Line Items]
Annualized fee														150		150
Kuzari Investor 94647 LLC | Minimum | Southern Airways Corporation
Related Party Transaction [Line Items]
Annualized fee														$ 100		$ 100
Kuzari Investor 94647 LLC | Series A Redeemable Convertible Preferred Stock | Southern Airways Corporation
Related Party Transaction [Line Items]
Temporary equity, Shares Outstanding | shares	105,556											105,556		105,556		105,556
Kuzari Investor 94647 LLC | Series A Two Redeemable Convertible Preferred Stock | Southern Airways Corporation
Related Party Transaction [Line Items]
Temporary equity, Shares Outstanding | shares	25,000											25,000		25,000		25,000
JA Flight Services | Southern Airways Corporation
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares	40,000											40,000		40,000		40,000
Number of aircrafts leased | Aircrafts														3		3
Combined lease and engine reserve expense												$ 308		$ 575		$ 1,100
Amounts payable to related party	$ 37											$ 37		$ 37
JA Flight Services | Southern Airways Corporation | Nonconsolidated Investees, Other
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%											50.00%		50.00%		50.00%
BAJ Flight Services | Southern Airways Corporation
Related Party Transaction [Line Items]
Number of aircrafts leased | Aircrafts														1		1
Combined lease and engine reserve expense													279		560	$ 1,200
Amounts payable to related party	$ 37											$ 37		$ 37
BAJ Flight Services | Southern Airways Corporation | Nonconsolidated Investees, Other
Related Party Transaction [Line Items]
Equity method investment ownership percentage	100.00%											100.00%		100.00%		100.00%
JA Flight And BAJ Flight Services | Southern Airways Corporation
Related Party Transaction [Line Items]
Due to related parties																$ 250
Other liabilities noncurrent																250
Amounts payable to related party																500	$ 500
Deferred lease payable																$ 0
Schuman | Southern Airways Corporation
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares	5,774											5,774		5,774		5,002
Number of aircrafts leased | Aircrafts														6		6	6
Combined lease and engine reserve expense												$ 401	$ 412	$ 829	$ 792	$ 1,500	$ 930
Amounts payable to related party	$ 16											16		16		314	0
Consideration for agreement										$ 500
Each installment payment of consideration										$ 100
Schuman | Installment I | Southern Airways Corporation
Related Party Transaction [Line Items]
Common shares issued in consideration for agreement | shares										2,777
Schuman | Installment II | Southern Airways Corporation
Related Party Transaction [Line Items]
Common shares issued in consideration for agreement | shares								2,225		2,225
Schuman | Installment III | Southern Airways Corporation
Related Party Transaction [Line Items]
Common shares issued in consideration for agreement | shares					2,296					2,296
Schuman | Installment IV
Related Party Transaction [Line Items]
Cash payment in lieu of shares											$ 100
Schuman | Installment V
Related Party Transaction [Line Items]
Cash payment in lieu of shares											$ 100
SAFE Notes
Related Party Transaction [Line Items]
Fair value of convertible notes	$ 20,600											$ 20,600		$ 20,600		10,800
Common stock discount percenatge														20.00%
Maturity date														May 17, 2024
SAFE Notes | IPO
Related Party Transaction [Line Items]
Common stock discount percenatge														35.00%
SAFE Notes | Lam Ven
Related Party Transaction [Line Items]
Fair value of convertible notes																$ 5,400
Common stock discount percenatge						20.00%
Maturity date																May 17, 2024
SAFE Notes | Lam Ven | IPO
Related Party Transaction [Line Items]
Common stock discount percenatge						35.00%
SAFE Notes | Park Lane
Related Party Transaction [Line Items]
Fair value of convertible notes																$ 5,400
Common stock discount percenatge						20.00%
Maturity date																May 17, 2024
SAFE Notes | Park Lane | IPO
Related Party Transaction [Line Items]
Common stock discount percenatge						35.00%
2017 Convertible Notes
Related Party Transaction [Line Items]
Principal amount																$ 3,850	4,850					$ 6,600	$ 6,600
Fair value of convertible notes																15,200	$ 8,700
Gross proceeds from convertible notes																$ 60,000
Preferred stock convertible, percentage	70											70		70		70
Percentage of accrued interest at conversion																22.00%
2017 Convertible Notes | IPO
Related Party Transaction [Line Items]
Preferred stock convertible, conversion price | $ / shares	$ 1.1533											$ 1.1533		$ 1.1533		$ 1.1533
2017 Convertible Notes | Common Shares
Related Party Transaction [Line Items]
Preferred stock convertible, conversion price | $ / shares	1.1533											1.1533		1.1533		1.1533
2017 Convertible Notes | Class B-2 Redeemable Convertible Preferred Shares
Related Party Transaction [Line Items]
Preferred stock convertible, conversion price | $ / shares	1.1533											1.1533		1.1533		1.1533
2017 Convertible Notes | Class B-5 and B-6 Redeemable Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Preferred stock convertible, conversion price | $ / shares	$ 0.38											$ 0.38		$ 0.38		$ 0.38
Percentage of accrued interest at conversion														22.00%		22.00%
Number of preferred shares received upon conversion granted percentage														10.00%		10.00%
2017 Convertible Notes | Lam Ven
Related Party Transaction [Line Items]
Principal amount	$ 3,500											$ 3,500		$ 3,500		$ 3,500						$ 3,500	$ 3,500
Fair value of convertible notes	$ 11,900											$ 11,900		11,900		$ 13,800
Gross proceeds from convertible notes														$ 60,000